Deferred Charges, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Changes in deferred charges, net
Balance at the beginning of the period			$ 58,759
Amortization	$ (11,515)	$ (6,972)	(22,485)	$ (12,424)
Balance at the end of the period	64,079		64,079		$ 58,759
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period			58,759	$ 38,012	38,012
Additions			27,805		50,568
Write-off					(660)
Amortization			(22,485)		(29,161)
Balance at the end of the period	$ 64,079		$ 64,079		$ 58,759
Period of amortization for deferred costs			2 years 6 months